GUARANTEE LIABILITIES - Movement of CECL Liabilities (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Beginning balance of the period		¥ 2,441
Provision for/(reversal of) credit losses		(94)		¥ (29,272)	¥ (1,039,367)	¥ (255,105)
Ending balance of the period		179	$ 28	2,441
Guarantee liabilities - contingent
Beginning balance of the period		2,269		702,952
Guarantee liabilities settled	¥ (326,204)			(68,578)
Guarantee liabilities released to Webank				(630,733)
Provision for/(reversal of) credit losses	804,322	(2,136)		(1,372)
Ending balance of the period	702,952	¥ 133		¥ 2,269	702,952
Guarantee liabilities - contingent | ASU 2016-13
Changes on initial application of ASU 2016-13	¥ 224,834				¥ 224,834